Consolidated Interim Statement of Changes in Equity - GBP (£)	Share premium.	Net parent investment	Other reserves	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2018		£ 643,000			£ 643,000
Total comprehensive loss		(7,484,000)			(7,484,000)
Movement in net parent investment		11,003,000			11,003,000
Balance at the end at Dec. 31, 2019		4,162,000			4,162,000
Total comprehensive loss		(7,175,000)			(7,175,000)
Movement in net parent investment		7,255,000			7,255,000
Balance at the end at Jun. 30, 2020		4,242,000			4,242,000
Balance at the beginning at Dec. 31, 2019		4,162,000			4,162,000
Total comprehensive loss		(7,175,000)		£ (5,151,000)	(12,326,000)
Share based payment transactions				96,000	96,000
Movement in net parent investment		7,130,000			7,130,000
Balance at the end at Dec. 31, 2020			£ 4,117,000	(5,055,000)	(938,000)
Transfer to Other reserves		£ (4,117,000)	4,117,000
Total comprehensive loss				(22,557,000)	(22,557,000)
New share capital subscribed	£ 9,000,000				9,000,000
Share based payment transactions	16,739,000			76,000	16,815,000
Balance at the end at Jun. 30, 2021	£ 25,739,000		£ 4,117,000	£ (27,536,000)	£ 2,320,000